Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common units, representing limited partner interests
Amount Registered | shares	950,000
Proposed Maximum Offering Price per Unit	10.505
Maximum Aggregate Offering Price	$ 9,979,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,378.20
Offering Note	(1) This registration statement covers the offering of 950,000 common units representing limited partner interests in XPLR Infrastructure, LP (the "common units"), to be issued pursuant to the XPLR Infrastructure, LP Amended and Restated 2024 Long Term Incentive Plain (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of common units, which, by reason of changes in the capitalization of the registrant and other events specified in the Plan, may become subject to the Plan. (2) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per common unit and aggregate offering price are based on the average of the high and low prices reported for a common unit on the New York Stock Exchange on May 1, 2026.